Significant accounting policies - Share-based compensation (Details) - Performance shares	12 Months Ended
Dec. 31, 2021 performanceFactor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of performance factors	2
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	0.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation arrangement vesting rights, percentage	200.00%